SIGNIFICANT ACCOUNTING POLICIES - Goodwill and Other Intangible Assets (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2019 USD ($)
Changes in the carrying amount of goodwill for each of the company's reportable segments
Number of reporting units | item	11
Changes in the carrying amount of goodwill
Beginning goodwill	$ 5,394.1	$ 5,466.6
Current year business combinations	235.0	84.0
Prior year business combinations	(0.2)	(2.1)
Reclassifications		(0.5)
Effect of foreign currency translation	(59.8)	(153.9)
Ending goodwill	5,569.1	5,394.1	$ 5,466.6
Impairment of goodwill	0.0	0.0	0.0
Goodwill expected to be tax deductible	49.4
Allocation
Changes in the carrying amount of goodwill
Beginning goodwill		5,466.6
Ending goodwill			5,466.6
Nalco Holding Company ("Nalco") | Trademarks
Changes in the carrying amount of goodwill
Carrying value of asset subject to impairment testing				$ 1,200.0
Impairment of indefinite life intangible asset	0.0
Global Industrial
Changes in the carrying amount of goodwill
Beginning goodwill	3,961.6	4,003.3
Current year business combinations		68.4
Prior year business combinations	(0.2)	(1.2)
Reclassifications			1,278.0
Effect of foreign currency translation	(37.7)	(108.9)
Ending goodwill	3,923.7	3,961.6	4,003.3
Global Industrial | Allocation
Changes in the carrying amount of goodwill
Beginning goodwill		2,725.3
Ending goodwill			2,725.3
Global Institutional & Specialty
Changes in the carrying amount of goodwill
Beginning goodwill	417.8	414.3
Current year business combinations	135.3	12.4
Reclassifications			(612.7)
Effect of foreign currency translation	(4.9)	(8.9)
Ending goodwill	548.2	417.8	414.3
Global Institutional & Specialty | Allocation
Changes in the carrying amount of goodwill
Beginning goodwill		1,027.0
Ending goodwill			1,027.0
Global Healthcare and Life Sciences
Changes in the carrying amount of goodwill
Beginning goodwill	775.3	803.1
Current year business combinations	99.0	3.2
Reclassifications		(0.5)	803.1
Effect of foreign currency translation	(14.9)	(30.5)
Ending goodwill	859.4	775.3	803.1
Global Energy
Changes in the carrying amount of goodwill
Reclassifications			(1,503.2)
Global Energy | Allocation
Changes in the carrying amount of goodwill
Beginning goodwill		1,503.2
Ending goodwill			1,503.2
Other
Changes in the carrying amount of goodwill
Beginning goodwill	239.4	245.9
Current year business combinations	0.7
Prior year business combinations		(0.9)
Reclassifications			34.8
Effect of foreign currency translation	(2.3)	(5.6)
Ending goodwill	$ 237.8	239.4	245.9
Other | Allocation
Changes in the carrying amount of goodwill
Beginning goodwill		$ 211.1
Ending goodwill			$ 211.1